Annual Fund Operating Expenses	Mar. 01, 2026
MONDRIAN INTERNATIONAL VALUE EQUITY FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2028
MONDRIAN INTERNATIONAL VALUE EQUITY FUND | MONDRIAN INTERNATIONAL VALUE EQUITY FUND SHARES, MONDRIAN INTERNATIONAL VALUE EQUITY FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.06%)	[1]
Net Expenses (as a percentage of Assets)	0.74%
MONDRIAN EMERGING MARKETS VALUE EQUITY FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2028
MONDRIAN EMERGING MARKETS VALUE EQUITY FUND | MONDRIAN EMERGING MARKETS VALUE EQUITY FUND SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.73%
Expenses (as a percentage of Assets)	1.48%
Fee Waiver or Reimbursement	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	0.92%
MONDRIAN GLOBAL LISTED INFRASTRUCTURE FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2028
MONDRIAN GLOBAL LISTED INFRASTRUCTURE FUND | Mondrian Global Listed Infrastructure Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Other Expenses (as a percentage of Assets):	4.47%
Expenses (as a percentage of Assets)	5.32%
Fee Waiver or Reimbursement	(4.37%)	[3]
Net Expenses (as a percentage of Assets)	0.95%
Mondrian Global Equity Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2028
Mondrian Global Equity Value Fund | Mondrian Global Equity Value Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.08%)	[4]
Net Expenses (as a percentage of Assets)	0.74%

[1]	Mondrian Investment Partners Limited (the “Adviser” or “Mondrian”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and non-routine expenses) from exceeding 0.74% of the Fund’s average daily net assets until February 28, 2028. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Gallery Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2028.
[2]	Mondrian Investment Partners Limited (the “Adviser” or “Mondrian”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and non-routine expenses) from exceeding 0.92% of the Fund’s average daily net assets until February 28, 2028. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Gallery Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2028.
[3]	Mondrian Investment Partners Limited (the “Adviser” or “Mondrian”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and non-routine expenses) from exceeding 0.95% of the Fund’s average daily net assets until February 28, 2028. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Gallery Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2028.
[4]	Mondrian Investment Partners Limited (the “Adviser” or “Mondrian”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and non-routine expenses) from exceeding 0.74% of the Fund’s average daily net assets until February 28, 2028. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Gallery Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2028.